Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - CAD ($) $ in Thousands	Ordinary shares [member]	Preference shares [member]	Reserve [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2020	$ 89,627	$ 591	$ 2,096	$ (53,299)	$ 39,015
Beginning balance, shares at Dec. 31, 2020	109,833,648
IfrsStatementLineItems [Line Items]
Net and comprehensive loss				(1,546)	(1,546)
Share capital issued through exercise of warrants	$ 670				670
Share capital issued through exercise of warrants, shares	6,325,019
Share Capital issued through private placement	$ 1,933				1,933
Share capital issued through private placement, shares	8,290,665
Value allocated to warrants	$ (614)		614
Share issue costs	(33)				(33)
Exercised warrants	244		(244)
Share-based payments			837		837
Expired warrants
Forfeited/expired options			(98)	98
Ending balance, value at Jun. 30, 2021	$ 91,827	591	3,205	(54,747)	40,876
Ending balance, shares at Jun. 30, 2021	124,449,332
Beginning balance, value at Dec. 31, 2020	$ 89,627	591	2,096	(53,299)	$ 39,015
Beginning balance, shares at Dec. 31, 2020	109,833,648
IfrsStatementLineItems [Line Items]
Share capital issued through exercise of warrants, shares					13,080,314
Ending balance, value at Dec. 31, 2021	$ 93,451	591	4,252	(57,091)	$ 41,203
Ending balance, shares at Dec. 31, 2021	131,204,627
Beginning balance, value at Dec. 31, 2021	$ 93,451	591	4,252	(57,091)	41,203
Beginning balance, shares at Dec. 31, 2021	131,204,627
IfrsStatementLineItems [Line Items]
Net and comprehensive loss				(1,373)	(1,373)
Share capital issued through exercise of warrants	$ 380				380
Share capital issued through exercise of warrants, shares	2,665,404
Value allocated to warrants
Share issue costs
Exercised warrants	139		(139)
Share-based payments
Expired warrants
Forfeited/expired options			(62)	62
Ending balance, value at Jun. 30, 2022	$ 93,970	591	4,051	(58,402)	40,210
Ending balance, shares at Jun. 30, 2022	133,870,031
IfrsStatementLineItems [Line Items]
Net and comprehensive loss					(983)
Share-based payments
Ending balance, value at Jun. 30, 2022	$ 93,970	$ 591	$ 4,051	$ (58,402)	$ 40,210
Ending balance, shares at Jun. 30, 2022	133,870,031